Statutory Reserve (Tables)	6 Months Ended
Dec. 31, 2024
Statutory Reserve [Abstract]
Schedule of Statutory Reserve

For the six months ended December 31, 2024, the Company provided statutory reserve as follows:

Balance - June 30, 2023	1,537,228
Appropriation to statutory reserve	1,215
Balance - June 30, 2024	$1,538,443
Appropriation to statutory reserve	-
Balance — December 31, 2024	$1,538,443